Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	TETON WESTWOOD FUNDS
Entity Central Index Key	0000796229
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000002934
Shareholder Report [Line Items]
Fund Name	Keeley Small Cap Fund
Class Name	Class AAA
Trading Symbol	WESCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Keeley Small Cap Fund - Class AAA (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/WESCX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/WESCX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Keeley Small Cap Fund - Class AAA	$68	1.25%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Keeley Small Cap Fund - Class AAA	Russell 2000 Index	Russell 2000 Value Index
03/16	10,000	10,000	10,000
03/17	13,379	12,622	12,937
03/18	14,991	14,110	13,601
03/19	14,904	14,399	13,624
03/20	10,720	10,945	9,586
03/21	22,038	21,326	18,889
03/22	23,945	20,091	19,516
03/23	21,260	17,759	16,986
03/24	25,310	21,259	20,171
03/25	24,775	20,407	19,542
03/26	35,185	25,655	25,031

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
Keeley Small Cap Fund - Class AAA	18.55%	42.02%	9.81%	13.41%
Russell 2000 Index	3.10%	25.72%	3.77%	9.88%
Russell 2000 Value Index	8.37%	28.09%	5.79%	9.61%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 86,007,468
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 219,490
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$86,007,468 Number of Portfolio Holdings89 Portfolio Turnover Rate12% Management Fees$219,490
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
NetScout Systems Inc.	3.3%
Advanced Energy Industries Inc.	2.6%
Flowserve Corp.	2.6%
AAR Corp.	2.6%
MKS Inc.	2.5%
OPENLANE Inc.	2.4%
TTM Technologies Inc.	2.3%
MYR Group Inc.	2.2%
IMAX Corp.	2.2%
Ultra Clean Holdings Inc.	2.2%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	94.5%
U.S. Government Obligations	5.1%
Other Assets and Liabilities (Net)	0.4%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Banking	12.1%
Semiconductors	11.0%
Diversified Industrial	7.1%
Health Care	7.0%
Computer Software and Services	5.7%
Energy and Utilities	5.5%
Electronics	5.4%
Retail	5.3%
Other Industry sectors	40.5%
Other Assets and Liabilities (Net)	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/WESCX/
C000002933
Shareholder Report [Line Items]
Fund Name	Keeley Small Cap Fund
Class Name	Class C
Trading Symbol	WWSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Keeley Small Cap Fund - Class C (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/WWSCX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/WWSCX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Keeley Small Cap Fund - Class C	$109	2.00%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Keeley Small Cap Fund - Class C	Keeley Small Cap Fund - Class C (includes sales charge)	Russell 2000 Index	Russell 2000 Value Index
03/16	10,000	10,000	10,000	10,000
03/17	13,283	13,183	12,622	12,937
03/18	14,763	14,652	14,110	13,601
03/19	14,576	14,466	14,399	13,624
03/20	10,408	10,330	10,945	9,586
03/21	21,227	21,067	21,326	18,889
03/22	22,896	22,724	20,091	19,516
03/23	20,169	20,017	17,759	16,986
03/24	23,829	23,650	21,259	20,171
03/25	23,158	22,984	20,407	19,542
03/26	32,651	32,405	25,655	25,031

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
Keeley Small Cap Fund - Class C	18.16%	40.99%	8.99%	12.56%
Keeley Small Cap Fund - Class C (includes sales charge)	17.16%	39.99%	8.99%	12.56%
Russell 2000 Index	3.10%	25.72%	3.77%	9.88%
Russell 2000 Value Index	8.37%	28.09%	5.79%	9.61%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 86,007,468
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 219,490
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$86,007,468 Number of Portfolio Holdings89 Portfolio Turnover Rate12% Management Fees$219,490
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
NetScout Systems Inc.	3.3%
Advanced Energy Industries Inc.	2.6%
Flowserve Corp.	2.6%
AAR Corp.	2.6%
MKS Inc.	2.5%
OPENLANE Inc.	2.4%
TTM Technologies Inc.	2.3%
MYR Group Inc.	2.2%
IMAX Corp.	2.2%
Ultra Clean Holdings Inc.	2.2%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	94.5%
U.S. Government Obligations	5.1%
Other Assets and Liabilities (Net)	0.4%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Banking	12.1%
Semiconductors	11.0%
Diversified Industrial	7.1%
Health Care	7.0%
Computer Software and Services	5.7%
Energy and Utilities	5.5%
Electronics	5.4%
Retail	5.3%
Other Industry sectors	40.5%
Other Assets and Liabilities (Net)	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/WWSCX/
C000061068
Shareholder Report [Line Items]
Fund Name	Keeley Small Cap Fund
Class Name	Class I
Trading Symbol	WWSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Keeley Small Cap Fund - Class I (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/WWSIX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/WWSIX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Keeley Small Cap Fund - Class I	$55	1.00%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Keeley Small Cap Fund - Class I	Russell 2000 Index	Russell 2000 Value Index
03/16	500,000	500,000	500,000
03/17	670,669	631,100	646,850
03/18	753,079	705,507	680,033
03/19	750,507	719,970	681,189
03/20	541,312	547,249	479,285
03/21	1,115,543	1,066,314	944,431
03/22	1,215,144	1,004,575	975,786
03/23	1,081,906	887,944	849,324
03/24	1,290,997	1,062,957	1,008,572
03/25	1,266,647	1,020,333	977,105
03/26	1,803,766	1,282,762	1,251,574

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
Keeley Small Cap Fund - Class I	18.68%	42.40%	10.09%	13.69%
Russell 2000 Index	3.10%	25.72%	3.77%	9.88%
Russell 2000 Value Index	8.37%	28.09%	5.79%	9.61%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 86,007,468
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 219,490
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$86,007,468 Number of Portfolio Holdings89 Portfolio Turnover Rate12% Management Fees$219,490
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
NetScout Systems Inc.	3.3%
Advanced Energy Industries Inc.	2.6%
Flowserve Corp.	2.6%
AAR Corp.	2.6%
MKS Inc.	2.5%
OPENLANE Inc.	2.4%
TTM Technologies Inc.	2.3%
MYR Group Inc.	2.2%
IMAX Corp.	2.2%
Ultra Clean Holdings Inc.	2.2%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	94.5%
U.S. Government Obligations	5.1%
Other Assets and Liabilities (Net)	0.4%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Banking	12.1%
Semiconductors	11.0%
Diversified Industrial	7.1%
Health Care	7.0%
Computer Software and Services	5.7%
Energy and Utilities	5.5%
Electronics	5.4%
Retail	5.3%
Other Industry sectors	40.5%
Other Assets and Liabilities (Net)	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/WWSIX/
C000002931
Shareholder Report [Line Items]
Fund Name	Keeley Small Cap Fund
Class Name	Class A
Trading Symbol	WWSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Keeley Small Cap Fund - Class A (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/WWSAX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/WWSAX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Keeley Small Cap Fund - Class A	$68	1.25%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Keeley Small Cap Fund - Class A	Keeley Small Cap Fund - Class A (includes sales charge)	Russell 2000 Index	Russell 2000 Value Index
03/16	10,000	10,000	10,000	10,000
03/17	13,351	12,817	12,622	12,937
03/18	14,918	13,748	14,110	13,601
03/19	14,796	13,090	14,399	13,624
03/20	10,616	9,017	10,945	9,586
03/21	21,794	17,770	21,326	18,889
03/22	23,675	18,532	20,091	19,516
03/23	21,023	15,797	17,759	16,986
03/24	25,024	18,052	21,259	20,171
03/25	24,484	16,956	20,407	19,542
03/26	34,792	23,131	25,655	25,031

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
Keeley Small Cap Fund - Class A	18.57%	42.10%	9.81%	13.28%
Keeley Small Cap Fund - Class A (includes sales charge)	13.83%	36.41%	8.91%	12.82%
Russell 2000 Index	3.10%	25.72%	3.77%	9.88%
Russell 2000 Value Index	8.37%	28.09%	5.79%	9.61%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 86,007,468
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 219,490
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$86,007,468 Number of Portfolio Holdings89 Portfolio Turnover Rate12% Management Fees$219,490
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
NetScout Systems Inc.	3.3%
Advanced Energy Industries Inc.	2.6%
Flowserve Corp.	2.6%
AAR Corp.	2.6%
MKS Inc.	2.5%
OPENLANE Inc.	2.4%
TTM Technologies Inc.	2.3%
MYR Group Inc.	2.2%
IMAX Corp.	2.2%
Ultra Clean Holdings Inc.	2.2%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	94.5%
U.S. Government Obligations	5.1%
Other Assets and Liabilities (Net)	0.4%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Banking	12.1%
Semiconductors	11.0%
Diversified Industrial	7.1%
Health Care	7.0%
Computer Software and Services	5.7%
Energy and Utilities	5.5%
Electronics	5.4%
Retail	5.3%
Other Industry sectors	40.5%
Other Assets and Liabilities (Net)	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/WWSAX/
C000002912
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class AAA
Trading Symbol	WEBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TETON Westwood Balanced Fund - Class AAA (the "Fund") for the period of October 1, 2025 to March 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-balanced/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://www.tetonadv.com/teton-westwood-funds/tw-balanced/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Balanced Fund - Class AAA	$82	1.65%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six month period ended March 31, 2026, the Teton Westwood Balanced Fund outperformed its broad-based benchmark, the S&P 500 Index, and underperformed its comparatives, the Bloomberg US Government / Credit Bond Index and 60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index. the Amid increased volatility in equity and bond markets, the Fund benefitted from its equity investments, which showed gains in the period as the market tilted away from growth names amid concerns about capital expenditures for artificial intelligence. Convertible securities also contributed to returns.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	TETON Westwood Balanced Fund - Class AAA	S&P 500 Index	60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	Bloomberg US Government / Credit Bond Index
3/16	10,000	10,000	10,000	10,000
3/17	10,840	11,717	11,152	10,054
3/18	11,856	13,356	12,267	10,193
3/19	12,383	14,625	12,945	10,649
3/20	11,850	13,604	12,906	11,695
3/21	14,677	21,270	17,730	11,796
3/22	15,831	24,599	19,271	11,342
3/23	14,759	22,697	17,330	10,796
3/24	16,784	29,479	20,834	10,984
3/25	17,374	31,912	21,963	11,496
3/26	18,497	37,592	24,913	11,939

AssetsNet	$ 30,168,006
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 121,101
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$30,168,006 Number of Portfolio Holdings109 Portfolio Turnover Rate19% Management Fees$121,101
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	61.8%
Corporate Bonds	24.4%
U.S. Government Obligations	7.1%
Convertible Corporate Bonds	4.0%
Mandatory Convertible Securities	1.0%
Foreign Government Obligations	0.9%
Short Term Investment	0.2%
Other Assets and Liabilities (Net)	0.6%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	17.0%
Semiconductors	8.1%
U.S. Government Obligations	7.1%
Health Care	7.1%
Diversified Industrial	6.6%
Energy: Oil	5.8%
Computer Software and Services	5.4%
Food and Beverage	3.8%
Other Industry sectors	38.5%
Other Assets and Liabilities (Net)	0.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
U.S. Treasury Bonds	3.9%
Amazon.com Inc.	3.6%
NVIDIA Corp.	3.5%
U.S. Treasury Notes	3.3%
Broadcom Inc.	2.0%
NextEra Energy Inc.	1.6%
Deere & Co.	1.6%
CSX Corp.	1.5%
Johnson & Johnson	1.5%
Thermo Fisher Scientific Inc.	1.5%

Material Fund Change [Text Block]
C000002914
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class C
Trading Symbol	WBCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TETON Westwood Balanced Fund - Class C (the "Fund") for the period of October 1, 2025 to March 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-balanced/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://www.tetonadv.com/teton-westwood-funds/tw-balanced/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Balanced Fund - Class C	$119	2.40%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	2.40%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six month period ended March 31, 2026, the Teton Westwood Balanced Fund outperformed its broad-based benchmark, the S&P 500 Index, and underperformed its comparatives, the Bloomberg US Government / Credit Bond Index and 60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index. the Amid increased volatility in equity and bond markets, the Fund benefitted from its equity investments, which showed gains in the period as the market tilted away from growth names amid concerns about capital expenditures for artificial intelligence. Convertible securities also contributed to returns.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	TETON Westwood Balanced Fund - Class C	TETON Westwood Balanced Fund - Class C (includes sales charge)	S&P 500 Index	60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	Bloomberg US Government / Credit Bond Index
3/16	10,000	10,000	10,000	10,000	10,000
3/17	10,766	10,666	11,717	11,152	10,054
3/18	11,694	11,586	13,356	12,267	10,193
3/19	12,119	12,007	14,625	12,945	10,649
3/20	11,509	11,402	13,604	12,906	11,695
3/21	14,150	14,018	21,270	17,730	11,796
3/22	15,146	15,005	24,599	19,271	11,342
3/23	14,006	13,876	22,697	17,330	10,796
3/24	15,818	15,671	29,479	20,834	10,984
3/25	16,253	16,102	31,912	21,963	11,496
3/26	17,170	17,010	37,592	24,913	11,939

AssetsNet	$ 30,168,006
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 121,101
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$30,168,006 Number of Portfolio Holdings109 Portfolio Turnover Rate19% Management Fees$121,101
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	61.8%
Corporate Bonds	24.4%
U.S. Government Obligations	7.1%
Convertible Corporate Bonds	4.0%
Mandatory Convertible Securities	1.0%
Foreign Government Obligations	0.9%
Short Term Investment	0.2%
Other Assets and Liabilities (Net)	0.6%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	17.0%
Semiconductors	8.1%
U.S. Government Obligations	7.1%
Health Care	7.1%
Diversified Industrial	6.6%
Energy: Oil	5.8%
Computer Software and Services	5.4%
Food and Beverage	3.8%
Other Industry sectors	38.5%
Other Assets and Liabilities (Net)	0.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
U.S. Treasury Bonds	3.9%
Amazon.com Inc.	3.6%
NVIDIA Corp.	3.5%
U.S. Treasury Notes	3.3%
Broadcom Inc.	2.0%
NextEra Energy Inc.	1.6%
Deere & Co.	1.6%
CSX Corp.	1.5%
Johnson & Johnson	1.5%
Thermo Fisher Scientific Inc.	1.5%

Material Fund Change [Text Block]
C000061063
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class I
Trading Symbol	WBBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TETON Westwood Balanced Fund - Class I (the "Fund") for the period of October 1, 2025 to March 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-balanced/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://www.tetonadv.com/teton-westwood-funds/tw-balanced/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Balanced Fund - Class I	$70	1.40%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six month period ended March 31, 2026, the Teton Westwood Balanced Fund outperformed its broad-based benchmark, the S&P 500 Index, and underperformed its comparatives, the Bloomberg US Government / Credit Bond Index and 60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index. the Amid increased volatility in equity and bond markets, the Fund benefitted from its equity investments, which showed gains in the period as the market tilted away from growth names amid concerns about capital expenditures for artificial intelligence. Convertible securities also contributed to returns.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	TETON Westwood Balanced Fund - Class I	S&P 500 Index	60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	Bloomberg US Government / Credit Bond Index
3/16	500,000	500,000	500,000	500,000
3/17	543,563	585,850	557,610	502,700
3/18	595,971	667,810	613,338	509,637
3/19	624,084	731,252	647,267	532,469
3/20	598,737	680,211	645,300	584,757
3/21	743,710	1,063,510	886,500	589,786
3/22	804,386	1,229,949	963,537	567,080
3/23	751,659	1,134,874	866,508	539,803
3/24	857,137	1,473,974	1,041,682	549,196
3/25	889,468	1,595,577	1,098,162	574,788
3/26	949,306	1,879,590	1,245,667	596,975

AssetsNet	$ 30,168,006
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 121,101
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$30,168,006 Number of Portfolio Holdings109 Portfolio Turnover Rate19% Management Fees$121,101
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	61.8%
Corporate Bonds	24.4%
U.S. Government Obligations	7.1%
Convertible Corporate Bonds	4.0%
Mandatory Convertible Securities	1.0%
Foreign Government Obligations	0.9%
Short Term Investment	0.2%
Other Assets and Liabilities (Net)	0.6%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	17.0%
Semiconductors	8.1%
U.S. Government Obligations	7.1%
Health Care	7.1%
Diversified Industrial	6.6%
Energy: Oil	5.8%
Computer Software and Services	5.4%
Food and Beverage	3.8%
Other Industry sectors	38.5%
Other Assets and Liabilities (Net)	0.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
U.S. Treasury Bonds	3.9%
Amazon.com Inc.	3.6%
NVIDIA Corp.	3.5%
U.S. Treasury Notes	3.3%
Broadcom Inc.	2.0%
NextEra Energy Inc.	1.6%
Deere & Co.	1.6%
CSX Corp.	1.5%
Johnson & Johnson	1.5%
Thermo Fisher Scientific Inc.	1.5%

Material Fund Change [Text Block]
C000002911
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class A
Trading Symbol	WEBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TETON Westwood Balanced Fund - Class A (the "Fund") for the period of October 1, 2025 to March 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-balanced/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://www.tetonadv.com/teton-westwood-funds/tw-balanced/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Balanced Fund - Class A	$82	1.65%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six month period ended March 31, 2026, the Teton Westwood Balanced Fund outperformed its broad-based benchmark, the S&P 500 Index, and underperformed its comparatives, the Bloomberg US Government / Credit Bond Index and 60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index. the Amid increased volatility in equity and bond markets, the Fund benefitted from its equity investments, which showed gains in the period as the market tilted away from growth names amid concerns about capital expenditures for artificial intelligence. Convertible securities also contributed to returns.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	TETON Westwood Balanced Fund - Class A	TETON Westwood Balanced Fund - Class A (includes sales charge)	S&P 500 Index	60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	Bloomberg US Government / Credit Bond Index
3/16	10,000	10,000	10,000	10,000	10,000
3/17	10,817	10,382	11,717	11,152	10,054
3/18	11,801	10,872	13,356	12,267	10,193
3/19	12,292	10,868	14,625	12,945	10,649
3/20	11,736	9,961	13,604	12,906	11,695
3/21	14,517	11,828	21,270	17,730	11,796
3/22	15,662	12,252	24,599	19,271	11,342
3/23	14,588	10,954	22,697	17,330	10,796
3/24	16,607	11,966	29,479	20,834	10,984
3/25	17,194	11,890	31,912	21,963	11,496
3/26	18,298	12,147	37,592	24,913	11,939

AssetsNet	$ 30,168,006
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 121,101
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$30,168,006 Number of Portfolio Holdings109 Portfolio Turnover Rate19% Management Fees$121,101
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	61.8%
Corporate Bonds	24.4%
U.S. Government Obligations	7.1%
Convertible Corporate Bonds	4.0%
Mandatory Convertible Securities	1.0%
Foreign Government Obligations	0.9%
Short Term Investment	0.2%
Other Assets and Liabilities (Net)	0.6%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	17.0%
Semiconductors	8.1%
U.S. Government Obligations	7.1%
Health Care	7.1%
Diversified Industrial	6.6%
Energy: Oil	5.8%
Computer Software and Services	5.4%
Food and Beverage	3.8%
Other Industry sectors	38.5%
Other Assets and Liabilities (Net)	0.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
U.S. Treasury Bonds	3.9%
Amazon.com Inc.	3.6%
NVIDIA Corp.	3.5%
U.S. Treasury Notes	3.3%
Broadcom Inc.	2.0%
NextEra Energy Inc.	1.6%
Deere & Co.	1.6%
CSX Corp.	1.5%
Johnson & Johnson	1.5%
Thermo Fisher Scientific Inc.	1.5%

Material Fund Change [Text Block]
C000002922
Shareholder Report [Line Items]
Fund Name	Convertible Securities Fund
Class Name	Class AAA
Trading Symbol	WESRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TETON Convertible Securities Fund - Class AAA (the "Fund") for the period of October 1, 2025 to March 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-convertible-securities/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://www.tetonadv.com/teton-westwood-funds/tw-convertible-securities/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Teton Convertible Securities Fund - Class AAA	$57	1.15%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six month period ended March 31, 2026, the Teton Convertible Securities Fund underperformed its benchmarks, the S&P 500 and ICE BAML U.S. Convertibles Index. The Fund was underweight a few equity sensitive technology convertibles that accounted for a significant percentage of index performance in the time period. The Fund's focus on balanced convertibles helped it outperform its underlying equities through a volatile market. Top contributors to the portfolio included Lumentum, BridgeBio, Bloom Energy and Brightspring Health Services. Top detractors from performance included Shift4 Payments, Alibaba, and Sofi.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	TETON Convertible Securities Fund - Class AAA	S&P 500 Index	ICE Bank of America Merrill Lynch U.S. Convertibles Index
3/16	10,000	10,000	10,000
3/17	11,406	11,717	11,771
3/18	12,970	13,356	13,022
3/19	13,877	14,625	14,043
3/20	13,478	13,604	13,549
3/21	19,562	21,270	23,593
3/22	18,913	24,599	23,071
3/23	16,544	22,697	20,570
3/24	16,786	29,479	18,340
3/25	18,157	31,912	19,490
3/26	21,729	37,592	24,371

AssetsNet	$ 11,346,286
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ (30,533)
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$11,346,286 Number of Portfolio Holdings74 Portfolio Turnover Rate48% Management Fees$(30,533)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Convertible Corporate Bonds	83.2%
Mandatory Convertible Securities	14.4%
U.S. Government Obligations	1.9%
Other Assets and Liabilities (Net)	0.5%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Health Care	23.4%
Computer Software and Services	10.3%
Energy and Utilities: Services	10.3%
Financial Services	9.2%
Energy and Energy Services	8.4%
Aerospace and Defense	6.0%
Semiconductors	4.6%
Metals and Mining	3.4%
Other Industry sectors	23.9%
Other Assets and Liabilities (Net)	0.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
PPL Capital Funding Inc.	4.1%
Bridgebio Pharma Inc.	3.0%
Hewlett Packard Enterprise Co.	2.8%
Digital Realty Trust LP	2.8%
Microchip Technology Inc.	2.5%
BrightSpring Health Services Inc.	2.5%
Alibaba Group Holding Ltd.	2.5%
Lumentum Holdings Inc.	2.4%
Applied Digital Corp.	2.3%
OSI Systems Inc.	2.3%

Material Fund Change [Text Block]
C000002921
Shareholder Report [Line Items]
Fund Name	Convertible Securities Fund
Class Name	Class C
Trading Symbol	WEICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TETON Convertible Securities Fund - Class C (the "Fund") for the period of October 1, 2025 to March 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-convertible-securities/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://www.tetonadv.com/teton-westwood-funds/tw-convertible-securities/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Teton Convertible Securities Fund - Class C	$94	1.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six month period ended March 31, 2026, the Teton Convertible Securities Fund underperformed its benchmarks, the S&P 500 and ICE BAML U.S. Convertibles Index. The Fund was underweight a few equity sensitive technology convertibles that accounted for a significant percentage of index performance in the time period. The Fund's focus on balanced convertibles helped it outperform its underlying equities through a volatile market. Top contributors to the portfolio included Lumentum, BridgeBio, Bloom Energy and Brightspring Health Services. Top detractors from performance included Shift4 Payments, Alibaba, and Sofi.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	TETON Convertible Securities Fund - Class C	TETON Convertible Securities Fund - Class C (includes sales charge)	S&P 500 Index	ICE Bank of America Merrill Lynch U.S. Convertibles Index
3/16	10,000	10,000	10,000	10,000
3/17	11,307	11,207	11,717	11,771
3/18	12,771	12,658	13,356	13,022
3/19	13,562	13,442	14,625	14,043
3/20	13,064	12,948	13,604	13,549
3/21	18,823	18,656	21,270	23,593
3/22	18,066	17,907	24,599	23,071
3/23	15,685	15,546	22,697	20,570
3/24	15,792	15,652	29,479	18,340
3/25	16,936	16,786	31,912	19,490
3/26	20,126	19,948	37,592	24,371

AssetsNet	$ 11,346,286
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ (30,533)
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$11,346,286 Number of Portfolio Holdings74 Portfolio Turnover Rate48% Management Fees$(30,533)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Convertible Corporate Bonds	83.2%
Mandatory Convertible Securities	14.4%
U.S. Government Obligations	1.9%
Other Assets and Liabilities (Net)	0.5%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Health Care	23.4%
Computer Software and Services	10.3%
Energy and Utilities: Services	10.3%
Financial Services	9.2%
Energy and Energy Services	8.4%
Aerospace and Defense	6.0%
Semiconductors	4.6%
Metals and Mining	3.4%
Other Industry sectors	23.9%
Other Assets and Liabilities (Net)	0.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
PPL Capital Funding Inc.	4.1%
Bridgebio Pharma Inc.	3.0%
Hewlett Packard Enterprise Co.	2.8%
Digital Realty Trust LP	2.8%
Microchip Technology Inc.	2.5%
BrightSpring Health Services Inc.	2.5%
Alibaba Group Holding Ltd.	2.5%
Lumentum Holdings Inc.	2.4%
Applied Digital Corp.	2.3%
OSI Systems Inc.	2.3%

Material Fund Change [Text Block]
C000061065
Shareholder Report [Line Items]
Fund Name	Convertible Securities Fund
Class Name	Class I
Trading Symbol	WESIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TETON Convertible Securities Fund - Class I (the "Fund") for the period of October 1, 2025 to March 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-convertible-securities/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://www.tetonadv.com/teton-westwood-funds/tw-convertible-securities/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Teton Convertible Securities Fund - Class I	$44	0.90%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six month period ended March 31, 2026, the Teton Convertible Securities Fund underperformed its benchmarks, the S&P 500 and ICE BAML U.S. Convertibles Index. The Fund was underweight a few equity sensitive technology convertibles that accounted for a significant percentage of index performance in the time period. The Fund's focus on balanced convertibles helped it outperform its underlying equities through a volatile market. Top contributors to the portfolio included Lumentum, BridgeBio, Bloom Energy and Brightspring Health Services. Top detractors from performance included Shift4 Payments, Alibaba, and Sofi.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	TETON Convertible Securities Fund - Class I	S&P 500 Index	ICE Bank of America Merrill Lynch U.S. Convertibles Index
3/16	100,000	100,000	100,000
3/17	114,352	117,170	117,710
3/18	130,528	133,562	130,223
3/19	139,969	146,250	140,432
3/20	136,201	136,042	135,489
3/21	198,180	212,702	235,927
3/22	192,137	245,990	230,713
3/23	168,406	226,975	205,703
3/24	171,217	294,795	183,399
3/25	185,520	319,115	183,399
3/26	222,635	375,918	229,329

AssetsNet	$ 11,346,286
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ (30,533)
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$11,346,286 Number of Portfolio Holdings74 Portfolio Turnover Rate48% Management Fees$(30,533)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Convertible Corporate Bonds	83.2%
Mandatory Convertible Securities	14.4%
U.S. Government Obligations	1.9%
Other Assets and Liabilities (Net)	0.5%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Health Care	23.4%
Computer Software and Services	10.3%
Energy and Utilities: Services	10.3%
Financial Services	9.2%
Energy and Energy Services	8.4%
Aerospace and Defense	6.0%
Semiconductors	4.6%
Metals and Mining	3.4%
Other Industry sectors	23.9%
Other Assets and Liabilities (Net)	0.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
PPL Capital Funding Inc.	4.1%
Bridgebio Pharma Inc.	3.0%
Hewlett Packard Enterprise Co.	2.8%
Digital Realty Trust LP	2.8%
Microchip Technology Inc.	2.5%
BrightSpring Health Services Inc.	2.5%
Alibaba Group Holding Ltd.	2.5%
Lumentum Holdings Inc.	2.4%
Applied Digital Corp.	2.3%
OSI Systems Inc.	2.3%

Material Fund Change [Text Block]
C000002919
Shareholder Report [Line Items]
Fund Name	Convertible Securities Fund
Class Name	Class A
Trading Symbol	WEIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TETON Convertible Securities Fund - Class A (the "Fund") for the period of October 1, 2025 to March 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-convertible-securities/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://www.tetonadv.com/teton-westwood-funds/tw-convertible-securities/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Teton Convertible Securities Fund - Class A	$57	1.15%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six month period ended March 31, 2026, the Teton Convertible Securities Fund underperformed its benchmarks, the S&P 500 and ICE BAML U.S. Convertibles Index. The Fund was underweight a few equity sensitive technology convertibles that accounted for a significant percentage of index performance in the time period. The Fund's focus on balanced convertibles helped it outperform its underlying equities through a volatile market. Top contributors to the portfolio included Lumentum, BridgeBio, Bloom Energy and Brightspring Health Services. Top detractors from performance included Shift4 Payments, Alibaba, and Sofi.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	TETON Convertible Securities Fund - Class A	TETON Convertible Securities Fund - Class A (includes sales charge)	S&P 500 Index	ICE Bank of America Merrill Lynch U.S. Convertibles Index
3/16	10,000	10,000	10,000	10,000
3/17	11,378	10,919	11,717	11,771
3/18	12,910	11,890	13,356	13,022
3/19	13,781	12,186	14,625	14,043
3/20	13,344	11,327	13,604	13,549
3/21	19,333	15,752	21,270	23,593
3/22	18,692	14,617	24,599	23,071
3/23	16,351	12,278	22,697	20,570
3/24	16,592	12,459	29,479	18,340
3/25	17,913	13,450	31,912	19,490
3/26	21,454	16,109	37,592	24,371

AssetsNet	$ 11,346,286
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ (30,533)
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$11,346,286 Number of Portfolio Holdings74 Portfolio Turnover Rate48% Management Fees$(30,533)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Convertible Corporate Bonds	83.2%
Mandatory Convertible Securities	14.4%
U.S. Government Obligations	1.9%
Other Assets and Liabilities (Net)	0.5%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Health Care	23.4%
Computer Software and Services	10.3%
Energy and Utilities: Services	10.3%
Financial Services	9.2%
Energy and Energy Services	8.4%
Aerospace and Defense	6.0%
Semiconductors	4.6%
Metals and Mining	3.4%
Other Industry sectors	23.9%
Other Assets and Liabilities (Net)	0.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
PPL Capital Funding Inc.	4.1%
Bridgebio Pharma Inc.	3.0%
Hewlett Packard Enterprise Co.	2.8%
Digital Realty Trust LP	2.8%
Microchip Technology Inc.	2.5%
BrightSpring Health Services Inc.	2.5%
Alibaba Group Holding Ltd.	2.5%
Lumentum Holdings Inc.	2.4%
Applied Digital Corp.	2.3%
OSI Systems Inc.	2.3%

Material Fund Change [Text Block]
C000002918
Shareholder Report [Line Items]
Fund Name	Equity Fund
Class Name	Class AAA
Trading Symbol	WESWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TETON Westwood Equity Fund - Class AAA (the "Fund") for the period of October 1, 2025 to March 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-equity/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://www.tetonadv.com/teton-westwood-funds/tw-equity/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Equity Fund - Class AAA	$90	1.80%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six month period ended March 31, 2026, the Teton Westwood Equity Fund outperformed its broad-based benchmark the S&P 500 Index and underperformed its comparative, the Russell 1000 Value Index. The stock market rally that began in 2025 continued into the new year, though it ran out of steam as stocks declined amid war in the Middle East and challenging economic statistics. The selling to close the period was indiscriminate and broad-based, impacting large and small cap, growth and value stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	TETON Westwood Equity Fund - Class AAA	S&P 500 Index	Russell 1000 Value Index
3/16	10,000	10,000	10,000
3/17	11,327	11,717	11,922
3/18	12,855	13,356	12,751
3/19	13,475	14,625	13,474
3/20	11,844	13,604	11,160
3/21	16,983	21,270	17,420
3/22	19,238	24,599	19,453
3/23	17,877	22,697	18,303
3/24	20,846	29,479	22,013
3/25	21,281	31,912	23,594
3/26	22,258	37,592	27,338

AssetsNet	$ 37,790,503
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 201,070
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$37,790,503 Number of Portfolio Holdings53 Portfolio Turnover Rate27% Management Fees$201,070
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	99.6%
Short Term Investment	0.4%
Other Assets and Liabilities (Net) Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	19.8%
Retail	10.0%
Health Care	9.4%
Diversified Industrial	8.3%
Computer Software and Services	7.9%
Energy and Utilities: Integrated	7.3%
Energy: Oil	6.1%
Food and Beverage	4.4%
Other Industry sectors	26.8%
Other Assets and Liabilities (Net)Footnote Reference1	0.0%
Footnote	Description
Footnote[1]	Amount represents less than 0.05%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Amazon.com Inc.	3.0%
NextEra Energy Inc.	2.7%
Thermo Fisher Scientific Inc.	2.5%
Berkshire Hathaway Inc.	2.5%
RB Global Inc.	2.5%
Alphabet Inc.	2.4%
Johnson & Johnson	2.4%
The Home Depot Inc.	2.4%
CSX Corp.	2.4%
Exxon Mobil Corp.	2.4%

Material Fund Change [Text Block]
C000002916
Shareholder Report [Line Items]
Fund Name	Equity Fund
Class Name	Class C
Trading Symbol	WEQCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TETON Westwood Equity Fund - Class C (the "Fund") for the period of October 1, 2025 to March 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-equity/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://www.tetonadv.com/teton-westwood-funds/tw-equity/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Equity Fund - Class C	$137	2.56%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	2.56%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six month period ended March 31, 2026, the Teton Westwood Equity Fund outperformed its broad-based benchmark the S&P 500 Index and underperformed its comparative, the Russell 1000 Value Index. The stock market rally that began in 2025 continued into the new year, though it ran out of steam as stocks declined amid war in the Middle East and challenging economic statistics. The selling to close the period was indiscriminate and broad-based, impacting large and small cap, growth and value stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	TETON Westwood Equity Fund - Class C	TETON Westwood Equity Fund - Class C (includes sales charge)	S&P 500 Index	Russell 1000 Value Index
3/16	10,000	10,000	10,000	10,000
3/17	11,253	11,153	11,717	11,922
3/18	12,667	12,554	13,356	12,751
3/19	13,174	13,057	14,625	13,474
3/20	11,506	11,403	13,604	11,160
3/21	16,339	16,194	21,270	17,420
3/22	18,376	18,213	24,599	19,453
3/23	16,953	16,803	22,697	18,303
3/24	19,633	19,458	29,479	22,013
3/25	19,892	19,715	31,912	23,594
3/26	23,751	23,540	37,592	27,338

AssetsNet	$ 37,790,503
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 201,070
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$37,790,503 Number of Portfolio Holdings53 Portfolio Turnover Rate27% Management Fees$201,070
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	99.6%
Short Term Investment	0.4%
Other Assets and Liabilities (Net) Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	19.8%
Retail	10.0%
Health Care	9.4%
Diversified Industrial	8.3%
Computer Software and Services	7.9%
Energy and Utilities: Integrated	7.3%
Energy: Oil	6.1%
Food and Beverage	4.4%
Other Industry sectors	26.8%
Other Assets and Liabilities (Net)Footnote Reference1	0.0%
Footnote	Description
Footnote[1]	Amount represents less than 0.05%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Amazon.com Inc.	3.0%
NextEra Energy Inc.	2.7%
Thermo Fisher Scientific Inc.	2.5%
Berkshire Hathaway Inc.	2.5%
RB Global Inc.	2.5%
Alphabet Inc.	2.4%
Johnson & Johnson	2.4%
The Home Depot Inc.	2.4%
CSX Corp.	2.4%
Exxon Mobil Corp.	2.4%

Material Fund Change [Text Block]
C000061064
Shareholder Report [Line Items]
Fund Name	Equity Fund
Class Name	Class I
Trading Symbol	WEEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TETON Westwood Equity Fund - Class I (the "Fund") for the period of October 1, 2025 to March 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-equity/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://www.tetonadv.com/teton-westwood-funds/tw-equity/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Equity Fund - Class I	$77	1.55%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six month period ended March 31, 2026, the Teton Westwood Equity Fund outperformed its broad-based benchmark the S&P 500 Index and underperformed its comparative, the Russell 1000 Value Index. The stock market rally that began in 2025 continued into the new year, though it ran out of steam as stocks declined amid war in the Middle East and challenging economic statistics. The selling to close the period was indiscriminate and broad-based, impacting large and small cap, growth and value stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	TETON Westwood Equity Fund - Class I	S&P 500 Index	Russell 1000 Value Index
3/16	500,000	500,000	500,000
3/17	567,986	585,850	596,100
3/18	645,997	667,810	637,529
3/19	679,097	731,252	673,677
3/20	598,611	680,211	558,007
3/21	860,262	1,063,510	870,992
3/22	976,969	1,229,949	972,637
3/23	909,434	1,134,874	915,154
3/24	1,064,034	1,473,974	1,100,656
3/25	1,088,742	1,595,577	1,179,683
3/26	1,141,356	1,879,590	1,366,899

AssetsNet	$ 37,790,503
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 201,070
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$37,790,503 Number of Portfolio Holdings53 Portfolio Turnover Rate27% Management Fees$201,070
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	99.6%
Short Term Investment	0.4%
Other Assets and Liabilities (Net) Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	19.8%
Retail	10.0%
Health Care	9.4%
Diversified Industrial	8.3%
Computer Software and Services	7.9%
Energy and Utilities: Integrated	7.3%
Energy: Oil	6.1%
Food and Beverage	4.4%
Other Industry sectors	26.8%
Other Assets and Liabilities (Net)Footnote Reference1	0.0%
Footnote	Description
Footnote[1]	Amount represents less than 0.05%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Amazon.com Inc.	3.0%
NextEra Energy Inc.	2.7%
Thermo Fisher Scientific Inc.	2.5%
Berkshire Hathaway Inc.	2.5%
RB Global Inc.	2.5%
Alphabet Inc.	2.4%
Johnson & Johnson	2.4%
The Home Depot Inc.	2.4%
CSX Corp.	2.4%
Exxon Mobil Corp.	2.4%

Material Fund Change [Text Block]
C000002917
Shareholder Report [Line Items]
Fund Name	Equity Fund
Class Name	Class A
Trading Symbol	WEECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TETON Westwood Equity Fund - Class A (the "Fund") for the period of October 1, 2025 to March 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-equity/. You can also request this information by contacting us at (800) 422-3554.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://www.tetonadv.com/teton-westwood-funds/tw-equity/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Equity Fund - Class A	$90	1.80%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six month period ended March 31, 2026, the Teton Westwood Equity Fund outperformed its broad-based benchmark the S&P 500 Index and underperformed its comparative, the Russell 1000 Value Index. The stock market rally that began in 2025 continued into the new year, though it ran out of steam as stocks declined amid war in the Middle East and challenging economic statistics. The selling to close the period was indiscriminate and broad-based, impacting large and small cap, growth and value stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	TETON Westwood Equity Fund - Class A	TETON Westwood Equity Fund - Class A (includes sales charge)	S&P 500 Index	Russell 1000 Value Index
3/16	10,000	10,000	10,000	10,000
3/17	11,299	10,847	11,717	11,922
3/18	12,795	11,792	13,356	12,751
3/19	13,372	11,831	14,625	13,474
3/20	11,735	9,967	13,604	11,160
3/21	16,791	13,691	21,270	17,420
3/22	19,021	14,889	24,599	19,453
3/23	17,671	13,279	22,697	18,303
3/24	20,625	14,879	29,479	22,013
3/25	21,054	14,581	31,912	23,594
3/26	21,997	14,625	37,592	27,338

AssetsNet	$ 37,790,503
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 201,070
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$37,790,503 Number of Portfolio Holdings53 Portfolio Turnover Rate27% Management Fees$201,070
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	99.6%
Short Term Investment	0.4%
Other Assets and Liabilities (Net) Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	19.8%
Retail	10.0%
Health Care	9.4%
Diversified Industrial	8.3%
Computer Software and Services	7.9%
Energy and Utilities: Integrated	7.3%
Energy: Oil	6.1%
Food and Beverage	4.4%
Other Industry sectors	26.8%
Other Assets and Liabilities (Net)Footnote Reference1	0.0%
Footnote	Description
Footnote[1]	Amount represents less than 0.05%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Amazon.com Inc.	3.0%
NextEra Energy Inc.	2.7%
Thermo Fisher Scientific Inc.	2.5%
Berkshire Hathaway Inc.	2.5%
RB Global Inc.	2.5%
Alphabet Inc.	2.4%
Johnson & Johnson	2.4%
The Home Depot Inc.	2.4%
CSX Corp.	2.4%
Exxon Mobil Corp.	2.4%

Material Fund Change [Text Block]
C000002928
Shareholder Report [Line Items]
Fund Name	Mighty Mites Fund
Class Name	Class AAA
Trading Symbol	WEMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TETON Westwood Mighty Mites Fund - Class AAA (the "Fund") for the period of October 1, 2025 to March 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-mighty-mites/. You can also request this information by contacting us at (800) 422-3544.
Additional Information Phone Number	(800) 422-3544
Additional Information Website	https://www.tetonadv.com/teton-westwood-funds/tw-mighty-mites/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Mighty Mites Fund - Class AAA	$80	1.55%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six month period ended March 31, 2026, the Teton Westwood Mighty Mites Fund outperformed its broad-based benchmark, the  Russell 2000 Index, and its comparative, the Dow Jones U.S. Micro-Cap Total Stock Market Index. Performance was driven by strength across our industrial holdings, particularly within aerospace and defense. This was partially offset by the Fund’s underweight positions in energy and healthcare, primarily biotechnology. Contributors to performance included Astronics Corp, Ultra Clean Holdings, Inc., and Myers Industries, Inc. Detractors from the portfolio included Gibraltar Industries, Inc., Full House Resorts, Inc., and Eastern Company.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	TETON Westwood Mighty Mites Fund - Class AAA	Russell 2000 Index	Dow Jones U.S. Micro-Cap Total Stock Market Index
3/16	10,000	10,000	10,000
3/17	12,404	12,622	12,732
3/18	13,704	14,110	14,435
3/19	13,268	14,399	14,409
3/20	9,837	10,945	10,649
3/21	17,733	21,326	23,341
3/22	17,571	20,091	18,556
3/23	16,689	17,759	14,442
3/24	18,956	21,259	16,298
3/25	17,744	20,407	15,549
3/26	22,600	25,655	20,599

AssetsNet	$ 181,070,086
Holdings Count | Holding	277
Advisory Fees Paid, Amount	$ 917,849
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$181,070,086 Number of Portfolio Holdings277 Portfolio Turnover Rate1% Management Fees$917,849
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	97.8%
U.S. Government Obligations	2.1%
Preferred Stocks	0.1%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	15.1%
Diversified Industrial	12.9%
Health Care	4.9%
Equipment and Supplies	4.8%
Aviation: Parts and Services	4.2%
Building and Construction	4.1%
Machinery	3.7%
Electronics	3.6%
Other Industry sectors	46.7%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Myers Industries Inc.	2.9%
Astronics Corp.	2.9%
Gencor Industries Inc.	2.1%
Park-Ohio Holdings Corp.	2.1%
Burnham Holdings Inc.	2.0%
The Monarch Cement Co.	1.8%
Rush Enterprises Inc.	1.7%
Capital City Bank Group Inc.	1.6%
Nobility Homes Inc.	1.6%
L.B. Foster Co.	1.5%

Material Fund Change [Text Block]
C000002930
Shareholder Report [Line Items]
Fund Name	Mighty Mites Fund
Class Name	Class C
Trading Symbol	WMMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TETON Westwood Mighty Mites Fund - Class C (the "Fund") for the period of October 1, 2025 to March 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-mighty-mites/. You can also request this information by contacting us at (800) 422-3544.
Additional Information Phone Number	(800) 422-3544
Additional Information Website	https://www.tetonadv.com/teton-westwood-funds/tw-mighty-mites/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Mighty Mites Fund - Class C	$119	2.30%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	2.30%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six month period ended March 31, 2026, the Teton Westwood Mighty Mites Fund outperformed its broad-based benchmark, the  Russell 2000 Index, and its comparative, the Dow Jones U.S. Micro-Cap Total Stock Market Index. Performance was driven by strength across our industrial holdings, particularly within aerospace and defense. This was partially offset by the Fund’s underweight positions in energy and healthcare, primarily biotechnology. Contributors to performance included Astronics Corp, Ultra Clean Holdings, Inc., and Myers Industries, Inc. Detractors from the portfolio included Gibraltar Industries, Inc., Full House Resorts, Inc., and Eastern Company.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	TETON Westwood Mighty Mites Fund - Class C	TETON Westwood Mighty Mites Fund - Class C (includes sales charge)	Russell 2000 Index	Dow Jones U.S. Micro-Cap Total Stock Market Index
3/16	10,000	10,000	10,000	10,000
3/17	12,313	12,213	12,622	12,732
3/18	13,499	13,389	14,110	14,435
3/19	12,973	12,867	14,399	14,409
3/20	9,542	9,465	10,945	10,649
3/21	17,083	16,944	21,326	23,341
3/22	16,791	16,655	20,091	18,556
3/23	15,837	15,708	17,759	14,442
3/24	17,849	17,704	21,259	16,298
3/25	16,583	16,448	20,407	15,549
3/26	20,965	20,794	25,655	20,599

AssetsNet	$ 181,070,086
Holdings Count | Holding	277
Advisory Fees Paid, Amount	$ 917,849
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$181,070,086 Number of Portfolio Holdings277 Portfolio Turnover Rate1% Management Fees$917,849
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	97.8%
U.S. Government Obligations	2.1%
Preferred Stocks	0.1%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	15.1%
Diversified Industrial	12.9%
Health Care	4.9%
Equipment and Supplies	4.8%
Aviation: Parts and Services	4.2%
Building and Construction	4.1%
Machinery	3.7%
Electronics	3.6%
Other Industry sectors	46.7%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Myers Industries Inc.	2.9%
Astronics Corp.	2.9%
Gencor Industries Inc.	2.1%
Park-Ohio Holdings Corp.	2.1%
Burnham Holdings Inc.	2.0%
The Monarch Cement Co.	1.8%
Rush Enterprises Inc.	1.7%
Capital City Bank Group Inc.	1.6%
Nobility Homes Inc.	1.6%
L.B. Foster Co.	1.5%

Material Fund Change [Text Block]
C000061067
Shareholder Report [Line Items]
Fund Name	Mighty Mites Fund
Class Name	Class I
Trading Symbol	WEIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TETON Westwood Mighty Mites Fund - Class I (the "Fund") for the period of October 1, 2025 to March 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-mighty-mites/. You can also request this information by contacting us at (800) 422-3544.
Additional Information Phone Number	(800) 422-3544
Additional Information Website	https://www.tetonadv.com/teton-westwood-funds/tw-mighty-mites/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Mighty Mites Fund - Class I	$67	1.30%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six month period ended March 31, 2026, the Teton Westwood Mighty Mites Fund outperformed its broad-based benchmark, the  Russell 2000 Index, and its comparative, the Dow Jones U.S. Micro-Cap Total Stock Market Index. Performance was driven by strength across our industrial holdings, particularly within aerospace and defense. This was partially offset by the Fund’s underweight positions in energy and healthcare, primarily biotechnology. Contributors to performance included Astronics Corp, Ultra Clean Holdings, Inc., and Myers Industries, Inc. Detractors from the portfolio included Gibraltar Industries, Inc., Full House Resorts, Inc., and Eastern Company.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	TETON Westwood Mighty Mites Fund - Class I	Russell 2000 Index	Dow Jones U.S. Micro-Cap Total Stock Market Index
3/16	500,000	500,000	500,000
3/17	621,893	631,100	636,592
3/18	688,621	705,507	721,756
3/19	668,223	719,970	720,453
3/20	496,790	547,249	532,431
3/21	897,695	1,066,314	1,167,044
3/22	891,489	1,004,575	927,793
3/23	849,038	887,944	722,114
3/24	966,841	1,062,957	814,905
3/25	906,922	1,020,333	777,473
3/26	1,158,546	1,282,762	1,029,958

AssetsNet	$ 181,070,086
Holdings Count | Holding	277
Advisory Fees Paid, Amount	$ 917,849
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$181,070,086 Number of Portfolio Holdings277 Portfolio Turnover Rate1% Management Fees$917,849
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	97.8%
U.S. Government Obligations	2.1%
Preferred Stocks	0.1%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	15.1%
Diversified Industrial	12.9%
Health Care	4.9%
Equipment and Supplies	4.8%
Aviation: Parts and Services	4.2%
Building and Construction	4.1%
Machinery	3.7%
Electronics	3.6%
Other Industry sectors	46.7%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Myers Industries Inc.	2.9%
Astronics Corp.	2.9%
Gencor Industries Inc.	2.1%
Park-Ohio Holdings Corp.	2.1%
Burnham Holdings Inc.	2.0%
The Monarch Cement Co.	1.8%
Rush Enterprises Inc.	1.7%
Capital City Bank Group Inc.	1.6%
Nobility Homes Inc.	1.6%
L.B. Foster Co.	1.5%

Material Fund Change [Text Block]
C000002927
Shareholder Report [Line Items]
Fund Name	Mighty Mites Fund
Class Name	Class A
Trading Symbol	WMMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TETON Westwood Mighty Mites Fund - Class A (the "Fund") for the period of October 1, 2025 to March 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-mighty-mites/. You can also request this information by contacting us at (800) 422-3544.
Additional Information Phone Number	(800) 422-3544
Additional Information Website	https://www.tetonadv.com/teton-westwood-funds/tw-mighty-mites/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Mighty Mites Fund - Class A	$80	1.55%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six month period ended March 31, 2026, the Teton Westwood Mighty Mites Fund outperformed its broad-based benchmark, the  Russell 2000 Index, and its comparative, the Dow Jones U.S. Micro-Cap Total Stock Market Index. Performance was driven by strength across our industrial holdings, particularly within aerospace and defense. This was partially offset by the Fund’s underweight positions in energy and healthcare, primarily biotechnology. Contributors to performance included Astronics Corp, Ultra Clean Holdings, Inc., and Myers Industries, Inc. Detractors from the portfolio included Gibraltar Industries, Inc., Full House Resorts, Inc., and Eastern Company.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	TETON Westwood Mighty Mites Fund - Class A	TETON Westwood Mighty Mites Fund - Class A (includes sales charge)	Russell 2000 Index	Dow Jones U.S. Micro-Cap Total Stock Market Index
3/16	10,000	10,000	10,000	10,000
3/17	12,374	11,879	12,622	12,732
3/18	13,636	12,567	14,110	14,435
3/19	13,170	11,652	14,399	14,409
3/20	9,740	8,272	10,945	10,649
3/21	17,533	14,296	21,326	23,341
3/22	17,367	13,594	20,091	18,556
3/23	16,498	12,398	17,759	14,442
3/24	18,748	13,524	21,259	16,298
3/25	17,541	12,148	20,407	15,549
3/26	22,336	14,849	25,655	20,599

AssetsNet	$ 181,070,086
Holdings Count | Holding	277
Advisory Fees Paid, Amount	$ 917,849
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$181,070,086 Number of Portfolio Holdings277 Portfolio Turnover Rate1% Management Fees$917,849
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	97.8%
U.S. Government Obligations	2.1%
Preferred Stocks	0.1%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	15.1%
Diversified Industrial	12.9%
Health Care	4.9%
Equipment and Supplies	4.8%
Aviation: Parts and Services	4.2%
Building and Construction	4.1%
Machinery	3.7%
Electronics	3.6%
Other Industry sectors	46.7%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Myers Industries Inc.	2.9%
Astronics Corp.	2.9%
Gencor Industries Inc.	2.1%
Park-Ohio Holdings Corp.	2.1%
Burnham Holdings Inc.	2.0%
The Monarch Cement Co.	1.8%
Rush Enterprises Inc.	1.7%
Capital City Bank Group Inc.	1.6%
Nobility Homes Inc.	1.6%
L.B. Foster Co.	1.5%

Material Fund Change [Text Block]